Note 18 - Accrued Expenses and Other Current Liabilities (Details) - Accrued Expenses and Other Current Liabilities - USD ($)		Dec. 31, 2015	Dec. 31, 2014
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued bonus		$ 4,825,633	$ 3,612,689
Accrued professional service fees		416,676	760,780
Withholding individual income tax-option exercise		61,683	61,683
Value added taxes and other taxes payable		2,219,300	945,471
Accrued raw data cost		1,285,418	762,492
Accrued bandwidth cost		38,527	127,650
Accrued welfare benefits		61,594	72,160
Amount payable related to business restructure (Note 4)			$ 360,520
Advances related to disposal of subsidiaries (i)	[1]	5,081,927
Accrued sales service fees		578,910	$ 491,981
Others		1,085,757	1,642,308
Total		$ 15,655,425	$ 8,837,734

[1]	On March 30, 2015, the Group signed a sale & purchase agreement with a third party, to transfer the 100% ordinary shares of iSTAR Futures and iSTAR Wealth Management (the "Transaction"). In April 2015, the Group collected partial consideration of approximately $5.1 million. Due to the Transaction was not completed as of December 31, 2015, the agreement was expired automatically. The Group refunded the $5.1 million and entered into a new agreement in April 2016. (Note 28)